COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Revenues Abstract
Schedule of Cost of Revenues
Year ended December 31, 2025

Materials and subcontractors	235
Payroll and related	23
Warranty	20
Royalties to IIA	9
Total	287